SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 23, 2022	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted Cash		$ 541,883	$ 541,883	$ 714,096
Aggregate amounted		3,100,000,000
[custom:AdditionalEmployeeReceivable-0]		$ 94,000
Maturity date		Jan. 15, 2022
Ms Lundberg [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate amounted		$ 366,085
Ms Lundberg [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Additional payments	$ 16,000
Maturity date	Dec. 31, 2027
Interest rate	2.00%